Condensed Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Preferred Stock [Member] Reclassification, Other [Member]	Common Stock [Member]	Common Stock [Member] Reclassification, Other [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Reclassification, Other [Member]	Subscriptions Payable [Member]	Subscriptions Payable [Member] Reclassification, Other [Member]	Retained Earnings [Member]	Retained Earnings [Member] Reclassification, Other [Member]	Total	Reclassification, Other [Member]
Balance at Dec. 31, 2021			$ 1,192		$ 2,618,455				$ (4,241,479)		$ (1,621,832)
Balance, shares at Dec. 31, 2021			1,192,424
Common stock issued for services			$ 6		24,414						24,420
Common stock issued for services, shares			5,920
Stock options issued for services					69,101						69,101
Common stock warrants granted to note holders pursuant to debt financing					14,050						14,050
Net loss									(4,643,352)		(4,643,352)
Modification of derivatives					630,685						630,685
Modification of warrants					377,200						377,200
Common stock sold for cash			$ 3		9,997						10,000
Common stock issued for debt conversions, shares			2,425
Balance at Dec. 31, 2022			$ 1,201	$ 3,002	3,743,902	$ 3,742,101			(8,884,831)	$ (8,884,831)	(5,139,728)	$ (5,139,728)
Balance, shares at Dec. 31, 2022			1,200,769	3,001,909
Stock options issued for services						50,446						50,446
Net loss										(777,093)	(777,093)	(777,093)
Balance at Mar. 31, 2023			$ 3,002		3,792,547				(9,661,924)		(5,866,375)
Balance, shares at Mar. 31, 2023			3,001,909
Balance at Dec. 31, 2022			$ 1,201	$ 3,002	3,743,902	$ 3,742,101			(8,884,831)	$ (8,884,831)	(5,139,728)	$ (5,139,728)
Balance, shares at Dec. 31, 2022			1,200,769	3,001,909
Common stock issued for services			$ 81		159,059						159,140
Common stock issued for services, shares			81,312
Stock options issued for services					99,434						99,434
Common stock warrants granted to note holders pursuant to debt financing					46,090						46,090
Net loss									(3,925,710)		(3,925,710)
Common stock issued pursuant to initial public offering, net of offering costs			$ 1,190		4,940,856						4,942,046
Common stock issued pursuant to initial public offering, net of offering costs, shares			1,190,000
Common stock issued for debt conversions			$ 1,572		6,027,632						6,029,204
Common stock issued for debt conversions, shares			1,572,171
Balance at Dec. 31, 2023			$ 4,044		15,016,973				(12,810,541)		2,210,476
Balance, shares at Dec. 31, 2023			4,044,252
Common stock issued for services			$ 77		113,498		36,019				149,594
Common stock issued for services, shares			77,094
Stock options issued for services					376,384						376,384
Common stock warrants granted to note holders pursuant to debt financing					8,861						8,861
Net loss									(1,050,967)		(1,050,967)
Balance at Mar. 31, 2024			$ 4,121		$ 15,515,716		$ 36,019		$ (13,861,508)		$ 1,694,348
Balance, shares at Mar. 31, 2024			4,121,346